Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense

Income tax expense (benefit) consists of:

	2013	2012	2011
	US$	US$	US$
Continuing Operations
Income tax expense (benefit):
Current	(820,039)	1,229,229	110,215
Deferred	(21,861)	(604)	93,907

Income tax expense (benefit) from continuing operations	(841,900)	1,228,625	204,122

	2013	2012	2011
	US$	US$	US$
Discontinued Operations
Income tax expense:
Current	—	25,263	—

Income tax expense from discontinued operations	—	25,263	—

Total income tax expense (benefit)	(841,900)	1,253,888	204,122

Schedule of Reconciliation of Income Tax Expense (Benefit)

The reconciliation of income tax expense (benefit) computed at the Hong Kong statutory income tax rate to the total income (loss) from continuing operations and discontinued operations before income taxes at the effective income tax rate is as follows:

	2013	2012	2011
	US$	US$	US$
Income tax expenses (benefit) at the Hong Kong statutory income tax rate	(480,671)	440,752	(657,339)
Foreign rate differential	30,822	200,857	(69,068)
Non-taxable other income	(386,664)	(294,827)	(79,153)
Non-tax deductible expenses	670,389	1,124,153	554,562
Under (over) provision of tax in prior periods	(1,314,491)	206,387	149,531
Unrecognized (utilized) tax benefits	223,959	569,997	(1,110,579)
Changes in valuation allowance	414,756	(993,431)	1,416,168

Total income tax expense (benefit) at the Company’s effective income tax rate	(841,900)	1,253,888	204,122

Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Effective income tax rate	28.9%	46.9%	(5.0%)

Summary of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities as of March 31, 2013 and 2012 comprise the following:

	March 31, 2013	March 31, 2012
	US$	US$
Deferred tax assets:
Impairment of property, plant and equipment	2,031,131	2,097,590
Provision for inventories	196,834	126,016
Provision for warranty	111,903	191,653
Operating losses carried forward	3,418,116	2,770,145

Gross deferred tax assets	5,757,984	5,185,404
Less: Valuation allowance for deferred tax assets	(5,757,984)	(5,185,404)

Net deferred tax assets	—	—

Deferred tax liabilities:
Other temporary differences	—	—
Tax over book depreciation of property, plant and equipment	(5,180)	(27,017)

Total deferred tax liabilities	(5,180)	(27,017)

Summary of Valuation Allowance

	Fiscal years ended
	March 31, 2013	March 31, 2012	March 31, 2011
	US$	US$	US$
Valuation allowance:
Balance at beginning of fiscal year	5,185,404	6,057,516	4,553,687
Additions (reversals)	414,756	(993,431)	1,416,168
Exchange realignment	157,824	121,319	87,661

Balance at end of fiscal year	5,757,984	5,185,404	6,057,516

Schedule of Reconciliation of Movements of Unrecognized Tax Benefits Exclusive of Related Interest and Penalties

A reconciliation of the movements of unrecognized tax benefits under FASB ASC 740 during the fiscal years ended March 31, 2013 and 2012, exclusive of related interest and penalties, is as follows:

	Fiscal years ended
	March 31, 2013	March 31, 2012
	US$	US$
Balance at beginning of fiscal year	9,117,443	7,437,277
Additions based on tax positions related to the current year	799,637	1,946,753
Reduction for tax positions related to prior year	(1,070,199)	(415,227)
Exchange realignment	23,796	148,640

Balance at end of fiscal year	8,870,677	9,117,443